Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes In Carrying Amount Of Goodwill By Operating Segments

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2010	¥15,206	¥6,568	¥125	¥21,899
New acquisition	30	—	—	30
Foreign currency translation adjustment	(49)	—	—	(49)

Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875

	Thousands of U.S. Dollars
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	$184,779	$79,913	$1,521	$266,213
Foreign currency translation adjustment	(61)	—	—	(61)

Balance at March 31, 2012	$184,718	$79,913	$1,521	$266,152

Intangible Assets Acquired In Connection With Acquisitions Of Subsidiaries

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582	$19,248
Customer relationships	418	418	5,086
Patents	1,418	1,418	17,253
Trademarks	355	355	4,319
Less-Accumulated amortization	(811)	(1,091)	(13,274)

Net amortized identifiable intangible assets	2,962	2,682	32,632

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653	385,120
Gaming licenses	310	308	3,747
Memberships	6,640	6,640	80,788

Total unamortized identifiable intangible assets	38,603	38,601	469,655

Total identifiable intangible assets	¥41,565	¥41,283	$502,287

Schedule Of Estimated Amortization Expense For Intangible Assets

Millions of Yen
Year ending March 31,
2013	¥277
2014	277
2015	264
2016	220
2017	219